Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HOTCHKIS AND WILEY FUNDS
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class A
Trading Symbol	HWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.07%
[1]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
Net Assets	$ 80,468,993
Holdings Count | $ / shares	77
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$80,468,993
Number of Holdings	77
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.9%
Information Technology	16.2%
Health Care	13.7%
Industrials	12.3%
Energy	10.3%
Consumer Discretionary	6.8%
Communication Services	6.7%
Consumer Staples	5.3%
Utilities	3.3%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc.	4.9%
F5, Inc.	4.3%
Mount Vernon Liquid Assets Portfolio, LLC	3.4%
Citigroup, Inc.	3.2%
American International Group, Inc.	3.1%
APA Corp.	3.0%
Telefonaktiebolaget LM Ericsson	3.0%
General Motors Co.	2.9%
Comcast Corp.	2.8%
Salesforce, Inc.	2.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class I
Trading Symbol	HWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.82%
[2]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 80,468,993
Holdings Count | $ / shares	77
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$80,468,993
Number of Holdings	77
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.9%
Information Technology	16.2%
Health Care	13.7%
Industrials	12.3%
Energy	10.3%
Consumer Discretionary	6.8%
Communication Services	6.7%
Consumer Staples	5.3%
Utilities	3.3%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc.	4.9%
F5, Inc.	4.3%
Mount Vernon Liquid Assets Portfolio, LLC	3.4%
Citigroup, Inc.	3.2%
American International Group, Inc.	3.1%
APA Corp.	3.0%
Telefonaktiebolaget LM Ericsson	3.0%
General Motors Co.	2.9%
Comcast Corp.	2.8%
Salesforce, Inc.	2.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class A
Trading Symbol	HWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.20%
[3]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Net Assets	$ 356,784,837
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$356,784,837
Number of Holdings	64
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	22.0%
Information Technology	15.7%
Health Care	14.9%
Energy	11.1%
Industrials	9.4%
Communication Services	6.9%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Utilities	3.4%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.5%
F5, Inc.	4.2%
Citigroup, Inc.	3.4%
General Motors Co.	3.3%
American International Group, Inc.	3.2%
APA Corp.	3.1%
Comcast Corp. - Class A	3.0%
Telefonaktiebolaget LM Ericsson	2.8%
GE HealthCare Technologies, Inc.	2.7%
Elevance Health, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class I
Trading Symbol	HWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	0.98%
[4]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 356,784,837
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$356,784,837
Number of Holdings	64
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	22.0%
Information Technology	15.7%
Health Care	14.9%
Energy	11.1%
Industrials	9.4%
Communication Services	6.9%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Utilities	3.4%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.5%
F5, Inc.	4.2%
Citigroup, Inc.	3.4%
General Motors Co.	3.3%
American International Group, Inc.	3.2%
APA Corp.	3.1%
Comcast Corp. - Class A	3.0%
Telefonaktiebolaget LM Ericsson	2.8%
GE HealthCare Technologies, Inc.	2.7%
Elevance Health, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class Z
Trading Symbol	HWLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$47	0.88%
[5]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 356,784,837
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$356,784,837
Number of Holdings	64
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	22.0%
Information Technology	15.7%
Health Care	14.9%
Energy	11.1%
Industrials	9.4%
Communication Services	6.9%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Utilities	3.4%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.5%
F5, Inc.	4.2%
Citigroup, Inc.	3.4%
General Motors Co.	3.3%
American International Group, Inc.	3.2%
APA Corp.	3.1%
Comcast Corp. - Class A	3.0%
Telefonaktiebolaget LM Ericsson	2.8%
GE HealthCare Technologies, Inc.	2.7%
Elevance Health, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	HWMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.20%
[6]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Net Assets	$ 378,508,053
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$378,508,053
Number of Holdings	69
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.5%
Consumer Discretionary	13.5%
Industrials	12.1%
Energy	11.4%
Health Care	9.7%
Information Technology	9.0%
Consumer Staples	4.6%
Materials	3.7%
Communication Services	3.7%
Cash & Other	12.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.6%
APA Corp.	4.0%
Popular, Inc.	3.6%
Citizens Financial Group, Inc.	3.6%
American International Group, Inc.	3.5%
F5, Inc.	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
Fluor Corp.	2.7%
Magna International, Inc.	2.6%
Adient PLC	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class I
Trading Symbol	HWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	1.00%
[7]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 378,508,053
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$378,508,053
Number of Holdings	69
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.5%
Consumer Discretionary	13.5%
Industrials	12.1%
Energy	11.4%
Health Care	9.7%
Information Technology	9.0%
Consumer Staples	4.6%
Materials	3.7%
Communication Services	3.7%
Cash & Other	12.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.6%
APA Corp.	4.0%
Popular, Inc.	3.6%
Citizens Financial Group, Inc.	3.6%
American International Group, Inc.	3.5%
F5, Inc.	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
Fluor Corp.	2.7%
Magna International, Inc.	2.6%
Adient PLC	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	HWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$46	0.87%
[8]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 378,508,053
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$378,508,053
Number of Holdings	69
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.5%
Consumer Discretionary	13.5%
Industrials	12.1%
Energy	11.4%
Health Care	9.7%
Information Technology	9.0%
Consumer Staples	4.6%
Materials	3.7%
Communication Services	3.7%
Cash & Other	12.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.6%
APA Corp.	4.0%
Popular, Inc.	3.6%
Citizens Financial Group, Inc.	3.6%
American International Group, Inc.	3.5%
F5, Inc.	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
Fluor Corp.	2.7%
Magna International, Inc.	2.6%
Adient PLC	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class A
Trading Symbol	HWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.22%
[9]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 654,083,100
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class C
Trading Symbol	HWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$102	1.98%
[10]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.98%
Net Assets	$ 654,083,100
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class I
Trading Symbol	HWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
[11]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 654,083,100
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class Z
Trading Symbol	HWSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$46	0.89%
[12]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 654,083,100
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class A
Trading Symbol	HWVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.06%
[13]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 817,954,709
Holdings Count | $ / shares	356
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$817,954,709
Number of Holdings	356
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	34.1%
Industrials	15.2%
Consumer Discretionary	12.7%
Energy	11.6%
Information Technology	6.0%
Materials	4.8%
Health Care	4.6%
Utilities	4.5%
Real Estate	3.3%
Cash & Other	3.2%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	1.1%
Crescent Energy Co. - Class A	0.8%
Kaiser Aluminum Corp.	0.6%
Mount Vernon Liquid Assets Portfolio, LLC	0.6%
Photronics, Inc.	0.6%
Baytex Energy Corp.	0.6%
Thermon Group Holdings, Inc.	0.5%
Flowserve Corp.	0.5%
Travel + Leisure Co.	0.5%
Banc of California, Inc.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.81%
[14]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 817,954,709
Holdings Count | $ / shares	356
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$817,954,709
Number of Holdings	356
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	34.1%
Industrials	15.2%
Consumer Discretionary	12.7%
Energy	11.6%
Information Technology	6.0%
Materials	4.8%
Health Care	4.6%
Utilities	4.5%
Real Estate	3.3%
Cash & Other	3.2%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	1.1%
Crescent Energy Co. - Class A	0.8%
Kaiser Aluminum Corp.	0.6%
Mount Vernon Liquid Assets Portfolio, LLC	0.6%
Photronics, Inc.	0.6%
Baytex Energy Corp.	0.6%
Thermon Group Holdings, Inc.	0.5%
Flowserve Corp.	0.5%
Travel + Leisure Co.	0.5%
Banc of California, Inc.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class Z
Trading Symbol	HWVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$40	0.76%
[15]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 817,954,709
Holdings Count | $ / shares	356
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$817,954,709
Number of Holdings	356
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	34.1%
Industrials	15.2%
Consumer Discretionary	12.7%
Energy	11.6%
Information Technology	6.0%
Materials	4.8%
Health Care	4.6%
Utilities	4.5%
Real Estate	3.3%
Cash & Other	3.2%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	1.1%
Crescent Energy Co. - Class A	0.8%
Kaiser Aluminum Corp.	0.6%
Mount Vernon Liquid Assets Portfolio, LLC	0.6%
Photronics, Inc.	0.6%
Baytex Energy Corp.	0.6%
Thermon Group Holdings, Inc.	0.5%
Flowserve Corp.	0.5%
Travel + Leisure Co.	0.5%
Banc of California, Inc.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class A
Trading Symbol	HWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.22%
[16]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
Material Change Date	Aug. 29, 2025
Net Assets	$ 40,030,548
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$40,030,548
Number of Holdings	62
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
United States	57.9%
United Kingdom	8.3%
Netherlands	6.7%
Germany	5.4%
France	5.1%
Sweden	3.3%
Japan	2.4%
Switzerland	2.1%
Canada	1.8%
Cash & Other	7.0%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.7%
F5, Inc.	4.5%
Elevance Health, Inc.	3.7%
Telefonaktiebolaget LM Ericsson	3.3%
American International Group, Inc.	3.0%
Comcast Corp. - Class A	2.8%
GE HealthCare Technologies, Inc.	2.7%
UnitedHealth Group, Inc.	2.4%
US Bancorp	2.3%
BNP Paribas SA	2.2%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.95%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class I
Trading Symbol	HWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.97%
[17]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Material Change Date	Aug. 29, 2025
Net Assets	$ 40,030,548
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$40,030,548
Number of Holdings	62
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
United States	57.9%
United Kingdom	8.3%
Netherlands	6.7%
Germany	5.4%
France	5.1%
Sweden	3.3%
Japan	2.4%
Switzerland	2.1%
Canada	1.8%
Cash & Other	7.0%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.7%
F5, Inc.	4.5%
Elevance Health, Inc.	3.7%
Telefonaktiebolaget LM Ericsson	3.3%
American International Group, Inc.	3.0%
Comcast Corp. - Class A	2.8%
GE HealthCare Technologies, Inc.	2.7%
UnitedHealth Group, Inc.	2.4%
US Bancorp	2.3%
BNP Paribas SA	2.2%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.70%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Value Fund
Class Name	Class I
Trading Symbol	HWNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.95%
[18]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Material Change Date	Aug. 29, 2025
Net Assets	$ 4,213,297
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,213,297
Number of Holdings	58
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
United Kingdom	22.2%
Netherlands	15.6%
France	13.2%
Germany	10.9%
Japan	9.6%
Canada	4.9%
Sweden	4.4%
Italy	3.6%
Australia	3.5%
Cash & Other	12.1%

Top Holdings	(% of net assets)
Telefonaktiebolaget LM Ericsson - Class B	4.4%
Akzo Nobel NV	4.1%
Henkel AG & Co. KGaA	3.8%
Fuso Chemical Co. Ltd.	3.4%
Shell PLC	3.2%
Heineken Holding NV	3.2%
Qantas Airways Ltd.	2.9%
TotalEnergies SE	2.7%
BNP Paribas SA	2.7%
Airbus SE	2.6%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.70%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.02%
[19]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%
Material Change Date	Aug. 29, 2025
Net Assets	$ 5,113,640
Holdings Count | $ / shares	329
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,113,640
Number of Holdings	329
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
Japan	32.4%
United Kingdom	14.6%
Canada	8.8%
Australia	7.3%
Germany	5.9%
Italy	4.7%
Switzerland	4.1%
France	3.7%
Norway	3.1%
Cash & Other	15.4%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	2.1%
Elekta AB - Class B	0.6%
OSB Group PLC	0.6%
Forbo Holding AG	0.6%
Morrow Bank ASA	0.6%
TOMONY Holdings, Inc.	0.6%
Hiscox Ltd.	0.6%
Plus500 Ltd.	0.6%
International Personal Finance PLC	0.6%
Havas NV	0.6%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.70% and the Fund’s annual cap on expenses was reduced to 0.89%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class A
Trading Symbol	HWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.19%
[20]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Net Assets	$ 797,758,096
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class C
Trading Symbol	HWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.93%
[21]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.93%
Net Assets	$ 797,758,096
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class I
Trading Symbol	HWAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.95%
[22]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 797,758,096
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class Z
Trading Symbol	HWAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$45	0.86%
[23]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 797,758,096
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class A
Trading Symbol	HWHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$47	0.92%
[24]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 779,119,321
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$779,119,321
Number of Holdings	212
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type Breakdown	(% of net assets)
Corporate Bonds	87.7%
Bank Loans	5.5%
Common Stocks	2.5%
Money Market Funds	1.1%
Convertible Preferred Stocks	0.7%
Real Estate Investment Trusts - Preferred	0.4%
Convertible Bonds	0.1%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.3%
Authentic Brands Group	1.2%
WR Grace Holdings LLC	1.2%
TransDigm, Inc.	1.0%
JPMorgan US Government Money Market Fund	1.0%
Lloyds Banking Group PLC	1.0%
SCIL USA Holdings LLC	0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	0.9%
Fortis 333, Inc.	0.9%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class I
Trading Symbol	HWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.70%
[25]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 779,119,321
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$779,119,321
Number of Holdings	212
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type Breakdown	(% of net assets)
Corporate Bonds	87.7%
Bank Loans	5.5%
Common Stocks	2.5%
Money Market Funds	1.1%
Convertible Preferred Stocks	0.7%
Real Estate Investment Trusts - Preferred	0.4%
Convertible Bonds	0.1%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.3%
Authentic Brands Group	1.2%
WR Grace Holdings LLC	1.2%
TransDigm, Inc.	1.0%
JPMorgan US Government Money Market Fund	1.0%
Lloyds Banking Group PLC	1.0%
SCIL USA Holdings LLC	0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	0.9%
Fortis 333, Inc.	0.9%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class Z
Trading Symbol	HWHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$31	0.60%
[26]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 779,119,321
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$779,119,321
Number of Holdings	212
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type Breakdown	(% of net assets)
Corporate Bonds	87.7%
Bank Loans	5.5%
Common Stocks	2.5%
Money Market Funds	1.1%
Convertible Preferred Stocks	0.7%
Real Estate Investment Trusts - Preferred	0.4%
Convertible Bonds	0.1%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.3%
Authentic Brands Group	1.2%
WR Grace Holdings LLC	1.2%
TransDigm, Inc.	1.0%
JPMorgan US Government Money Market Fund	1.0%
Lloyds Banking Group PLC	1.0%
SCIL USA Holdings LLC	0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	0.9%
Fortis 333, Inc.	0.9%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member]
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley SMID Cap Diversified Value Fund
Class Name	Hotchkis & Wiley SMID Cap Diversified Value Fund
Trading Symbol	HWSM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley SMID Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hotchkis & Wiley SMID Cap Diversified Value Fund	$29	0.55%
[27]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 2,441,350
Holdings Count | $ / shares	165
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,441,350
Number of Holdings	165
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	30.1%
Industrials	17.4%
Consumer Discretionary	11.0%
Health Care	9.3%
Utilities	8.1%
Information Technology	8.0%
Energy	4.7%
Real Estate	3.1%
Materials	2.4%
Cash & Other	5.9%

Top Holdings	(% of net assets)
Jazz Pharmaceuticals PLC	1.2%
Axalta Coating Systems Ltd.	1.2%
KeyCorp	1.2%
Citizens Financial Group, Inc.	1.1%
Ally Financial, Inc.	1.1%
Zions Bancorp NA	1.1%
Synchrony Financial	1.1%
American International Group, Inc.	1.1%
Western Alliance Bancorp	1.1%
APA Corp.	1.1%

Updated Prospectus Web Address	https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/
HW Opportunities MP Fund [Member]
Shareholder Report [Line Items]
Fund Name	HW Opportunities MP Fund
Class Name	HW Opportunities MP Fund
Trading Symbol	HOMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the HW Opportunities MP Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/HOMPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
HW Opportunities MP Fund	$0	0.00%
[28]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 68,293,149
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$68,293,149
Number of Holdings	43
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Materials	21.1%
Information Technology	16.6%
Communication Services	16.6%
Industrials	16.2%
Financials	5.6%
Energy	5.4%
Consumer Staples	5.0%
Consumer Discretionary	4.4%
Health Care	3.3%
Cash & Other	5.8%

Top Holdings	(% of net assets)
Fuso Chemical Co. Ltd.	8.5%
Havas NV	8.5%
Olin Corp.	7.3%
Stagwell, Inc.	6.9%
Qantas Airways Ltd.	6.3%
U-Haul Holding Co.	6.3%
Salesforce, Inc.	5.6%
Henkel AG & Co. KGaA	3.6%
Ecovyst, Inc.	3.2%
Vanguard Long-Term Treasury ETF	2.8%

Updated Prospectus Web Address	https://www.hwcm.com/HOMPX

[1]
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